Shareholder Report, Holdings (Details)	Aug. 31, 2024
Columbia Select Large Cap Equity Fund - Institutional 3 Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Select Large Cap Equity Fund - Institutional 3 Class | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Select Large Cap Equity Fund - Institutional 3 Class | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Select Large Cap Equity Fund - Institutional 3 Class | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Select Large Cap Equity Fund - Institutional 3 Class | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Select Large Cap Equity Fund - Institutional 3 Class | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Large Cap Equity Fund - Institutional 3 Class | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Large Cap Equity Fund - Institutional 3 Class | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Large Cap Equity Fund - Institutional 3 Class | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Large Cap Equity Fund - Institutional 3 Class | MasterCard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Large Cap Equity Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Columbia Select Large Cap Equity Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Select Large Cap Equity Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Select Large Cap Equity Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Select Large Cap Equity Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Select Large Cap Equity Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Select Large Cap Equity Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Select Large Cap Equity Fund - Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Select Large Cap Equity Fund - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Select Large Cap Equity Fund - Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Large Cap Equity Fund - Institutional 3 Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Columbia Select Large Cap Equity Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | MasterCard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Select Large Cap Equity Fund - Institutional Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Select Large Cap Equity Fund - Institutional Class | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Select Large Cap Equity Fund - Institutional Class | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Select Large Cap Equity Fund - Institutional Class | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Select Large Cap Equity Fund - Institutional Class | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Select Large Cap Equity Fund - Institutional Class | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Large Cap Equity Fund - Institutional Class | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Large Cap Equity Fund - Institutional Class | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Large Cap Equity Fund - Institutional Class | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Large Cap Equity Fund - Institutional Class | MasterCard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Large Cap Equity Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Columbia Select Large Cap Equity Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Select Large Cap Equity Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Select Large Cap Equity Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Select Large Cap Equity Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Select Large Cap Equity Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Select Large Cap Equity Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Select Large Cap Equity Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Select Large Cap Equity Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Select Large Cap Equity Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Large Cap Equity Fund - Institutional Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Columbia Select Large Cap Equity Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Select Large Cap Equity Fund - Class C [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Select Large Cap Equity Fund - Class C [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Select Large Cap Equity Fund - Class C [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Select Large Cap Equity Fund - Class C [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Select Large Cap Equity Fund - Class C [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Select Large Cap Equity Fund - Class C [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Large Cap Equity Fund - Class C [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Large Cap Equity Fund - Class C [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Large Cap Equity Fund - Class C [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Large Cap Equity Fund - Class C [Member] | MasterCard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Large Cap Equity Fund - Class C [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Columbia Select Large Cap Equity Fund - Class C [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Select Large Cap Equity Fund - Class C [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Select Large Cap Equity Fund - Class C [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Select Large Cap Equity Fund - Class C [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Select Large Cap Equity Fund - Class C [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Select Large Cap Equity Fund - Class C [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Select Large Cap Equity Fund - Class C [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Select Large Cap Equity Fund - Class C [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Select Large Cap Equity Fund - Class C [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Large Cap Equity Fund - Class C [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Columbia Select Large Cap Equity Fund - Class C [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Select Large Cap Equity Fund - Advisor Class [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Select Large Cap Equity Fund - Advisor Class [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Select Large Cap Equity Fund - Advisor Class [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Select Large Cap Equity Fund - Advisor Class [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Select Large Cap Equity Fund - Advisor Class [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Select Large Cap Equity Fund - Advisor Class [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Large Cap Equity Fund - Advisor Class [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Large Cap Equity Fund - Advisor Class [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Large Cap Equity Fund - Advisor Class [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Large Cap Equity Fund - Advisor Class [Member] | MasterCard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Large Cap Equity Fund - Advisor Class [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Columbia Select Large Cap Equity Fund - Advisor Class [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Select Large Cap Equity Fund - Advisor Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Select Large Cap Equity Fund - Advisor Class [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Select Large Cap Equity Fund - Advisor Class [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Select Large Cap Equity Fund - Advisor Class [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Select Large Cap Equity Fund - Advisor Class [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Select Large Cap Equity Fund - Advisor Class [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Select Large Cap Equity Fund - Advisor Class [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Select Large Cap Equity Fund - Advisor Class [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Large Cap Equity Fund - Advisor Class [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Columbia Select Large Cap Equity Fund - Advisor Class [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Select Large Cap Equity Fund - Class A [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Select Large Cap Equity Fund - Class A [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Select Large Cap Equity Fund - Class A [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Select Large Cap Equity Fund - Class A [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Select Large Cap Equity Fund - Class A [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Select Large Cap Equity Fund - Class A [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Large Cap Equity Fund - Class A [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Large Cap Equity Fund - Class A [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Large Cap Equity Fund - Class A [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Large Cap Equity Fund - Class A [Member] | MasterCard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Large Cap Equity Fund - Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Columbia Select Large Cap Equity Fund - Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Select Large Cap Equity Fund - Class A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Select Large Cap Equity Fund - Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Select Large Cap Equity Fund - Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Select Large Cap Equity Fund - Class A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Select Large Cap Equity Fund - Class A [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Select Large Cap Equity Fund - Class A [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Select Large Cap Equity Fund - Class A [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Select Large Cap Equity Fund - Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Large Cap Equity Fund - Class A [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Columbia Select Large Cap Equity Fund - Class A [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%